Debt - Senior Notes (Narrative) (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 03, 2024 USD ($) shares	Dec. 29, 2023 USD ($) tranche	Oct. 13, 2024 USD ($)	Oct. 13, 2024 USD ($)	Apr. 28, 2024 USD ($)	Apr. 30, 2023 USD ($)	Mar. 07, 2023 USD ($) tranche	Jun. 04, 2021
Debt Instrument [Line Items]
Number of tranches | tranche							2
Interest rate								1.07%
Proceeds from the Oaktree Tranche 2 Loan					$ 1,012,000	$ 0
Unamortized debt issuance costs and discounts			$ 35,216,000	$ 35,216,000	35,433,000	$ 6,367,000
Senior notes
Debt Instrument [Line Items]
Debt term		5 years
Face amount		$ 90,000,000
Number of tranches | tranche		2
Interest rate		12.50%
Accrued interest			8,732,000	8,732,000	3,430,000
Unamortized debt issuance costs and discounts			28,535,000	28,535,000	27,747,000
Debt issuance costs, net of amortization			468,000	468,000	496,000
Debt discount			28,067,000	28,067,000	27,251,000
Senior notes | Scenario 1
Debt Instrument [Line Items]
Interest rate		7.50%
Senior notes | Tranche 1 Loan
Debt Instrument [Line Items]
Face amount		$ 50,000,000
Senior notes | Tranche 2 Loan
Debt Instrument [Line Items]
Face amount		$ 40,000,000
Variable spread		0.50%
Fair value of debt		$ 1,773,000	1,732,000	1,732,000	1,012,000
Gain on change in fair value			$ (1,357,000)	$ (720,000)	$ 761,000
Term loans
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 35,000,000
Interest rate							15.00%
Term loans | Oaktree Tranche 2 Loan
Debt Instrument [Line Items]
Interest rate	12.50%
Proceeds from the Oaktree Tranche 2 Loan	$ 3,000,000
Warrants issued (in shares) | shares	174,750
Debt discount	$ 831,000
Term loans | Oaktree Tranche 2 Loan | Scenario 1
Debt Instrument [Line Items]
Interest rate	7.50%